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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07379

                          Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                   ----------
                                      REAL
                                     ESTATE
                                     SHARES

                                   Semiannual
                                     Report

                                     6/30/06


                               [Logo]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                            2

Portfolio Management Discussion                                  4

Portfolio Summary                                                8

Prices and Distributions                                         9

Performance Update                                              10

Comparing Ongoing Fund Expenses                                 14

Schedule of Investments                                         16

Financial Statements                                            19

Notes to Financial Statements                                   27

Trustees, Officers and Service Providers                        34

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate to longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Real estate investments enjoyed strong performance during the six months ended June 30, 2006 - the first half of Pioneer Real Estate Shares' fiscal year. While performance gains were generally positive across the various sectors of the real estate market, the Fund's investments in the apartment and office sectors proved very rewarding, as Portfolio Manager Matthew Troxell of AEW Capital management, L.P., the Fund's Sub-Advisor, explains in the following interview.

Q:   How well did the Fund perform during the six months ended June 30, 2006?

A: The Fund posted strong performance, both on an absolute basis and relative to its benchmark and competitive universe. For the first half of fiscal 2006, the Fund's Class A shares returned 14.45% at net asset value. In comparison, the Fund's benchmark, the Wilshire Real Estate Securities Index, posted 14.08% for the same six-month period. The average return for the 251 funds in the Fund's Lipper category of real estate funds was 12.70%. We think effective stock selection and the portfolio's greater-than-benchmark weighting in the apartment sector contributed to these results.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Could you highlight the sectors of the real estate market - and some stocks within those industries - that contributed to performance?

A: Our decision to emphasize investments in the apartment sector during the reporting period proved to be very rewarding. The sector's outlook has improved, as many of the negative factors that had overshadowed this group of stocks and depressed investor demand have dissipated.

     Several factors contributed to increased demand for apartments. With the return of higher interest rates, renting has

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     become a more attractive option relative to buying a home. In addition, property values appear to have leveled off or even declined in some markets
     - thereby discouraging potential homebuyers that might have been drawn to the rising equity values offered by owning a home.

     At the same time, the growth in the supply of apartments has remained in check, in part due to the escalating cost of new construction. Moreover, during the last few years, many apartments were converted into condominiums to meet the high demand for home ownership. This development has resulted in a reduced supply of apartments in the face of today's rising demand in some markets. This is benefiting the bottom line of the apartment real estate investment trust (REIT) operators, since landlords are better able to maintain full occupancy. With stronger demand, landlords have greater pricing power and are able to push through rent increases.

     One of the Fund's holdings, Camden Properties, dramatically outperformed for the six months ended June 30, 2006. We have a high level of confidence in the management team of this REIT, which is embracing technological innovations to improve efficiency and maximize revenue. The company owns high-quality properties, which they manage very effectively in our opinion.

Q:   Did office REITs also experience a resurgence?

A: Yes, and for similar reasons, albeit with somewhat of a lag versus the multifamily sector. After a protracted period of underperformance as a result of declining occupancies, the office sector has begun to see fundamentals improve. In fact, in some markets, such as New York City, rents have returned to the previous peak levels experienced during the technology boom of the late 1990s and early 2000. With the U.S. economy prospering and job growth expanding, demand for office space is increasing occupancy as existing tenants expand their businesses or new tenants arrive. As with the apartment sector, the increased demand has allowed landlords to raise rents.

     Announcements of two large all-cash privatizations in the office sector in the first half of the year (CarrAmerica Realty and Trizec Properties) on the heels of the acquisition of Arden Realty underscored tremendous investor interest in office properties.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

     Highwoods Properties, an overweight holding of the Fund, rose dramatically in the final weeks of the reporting period in response to an unsolicited offer for the company at a value substantially higher than the trading price. While the offer was quickly rejected by the board, we think it corroborated the inherent value that we'd seen in the stock for some time.

     One of the Fund's holdings, Equity Office Properties, also was a strong performer for the semiannual period. However, we'd limited the Fund's exposure to this REIT, because we had concerns about the ability of the company to participate fully in the nascent office recovery.

Q:   Is the mall sector still benefiting from the economic recovery?

A: Yes, but to a lesser degree than apartment or office REITs because regional malls and shopping centers had already enjoyed strong outperformance relative to other property types for some time. Over the past few years, healthy consumer spending has supported strong operating results at the property level.

     Two of the Fund's holdings produced contrasting results and contributed to weaker albeit positive results during the reporting period. The Fund benefited from its overweight position in Taubman Centers, which outperformed both the mall group and the Index. The Fund's position in Mills hurt absolute performance as it posted a negative total return, but not relative performance as the Fund's holding was significantly less than the Index weighting.

     The Fund's investment in Mills Corp. turned in disappointing performance, because of questions surrounding the company's financial reporting and a proposed large-scale project in New Jersey. In contrast, Taubman Centers delivered strong performance consistent with its high-quality portfolio, and its considerable weighting in the portfolio magnified this result.

Q:   What is your outlook for balance of the fiscal year?

A: We think that the fundamentals across most property types should continue to improve for the foreseeable future - although to varying degrees since their respective lease terms make them respond differently to the economic recovery. For instance, hotels, with their one-night lease terms can effectively adjust daily to the strength in their market. On the other hand, offices respond more

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     slowly to economic growth because they typically have leases that run three to five years. Our investment approach will continue to monitor fundamental trends and seek out investments offering the most attractive value.

     As we have mentioned to you in past reports, the multi-year rally in real estate stocks has produced tremendous appreciation. Our valuation analyses suggest that shares are fully valued based on valuation metrics that are well above historical averages. On the other hand, there are a number of sound arguments that lend support to these higher metrics, and demand for commercial real estate continues to be strong on both a public and private basis. We will continue to assess every holding - paring back positions in companies that have become overpriced in our estimation while adding to positions in relatively undervalued companies - to help build long-term value and appreciation for our shareowners.

     The Fund invests in REIT and REOC securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                      84.8%
Temporary Cash Investment                                               15.2%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Office                                                                  20.5%
Apartment                                                               19.3%
Industrial                                                              13.2%
Regional Mall                                                           13.2%
Shopping Center                                                         12.7%
Hotel                                                                    9.0%
Storage                                                                  4.9%
Diversified                                                              4.3%
Triple Net Lease                                                         1.5%
Health Care                                                              1.1%
Manufactured Home                                                        0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    Simon DeBartolo Group, Inc.              7.10%
 2.    Boston Properties, Inc.                  5.43
 3.    ProLogis Trust                           5.31
 4.    AvalonBay Communities, Inc.              4.95
 5.    Equity Residential Property Trust        4.71
 6.    Host Hotels & Resorts, Inc.              4.05
 7.    Archstone Communities Trust              3.74
 8.    Vornado Realty Trust                     3.52
 9.    Developers Diversifies Realty Corp.      3.51
10.    Liberty Property Trust                   3.49

This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class          6/30/06      12/31/05
-------        ---------    ---------
   A            $29.29       $25.87
   B            $29.02       $25.64
   C            $29.07       $25.68
   Y            $29.26       $25.84

Distributions Per Share
--------------------------------------------------------------------------------

                             1/1/06 - 6/30/06
        -----------------------------------------------------------
             Net
         Investment     Short-Term      Long-Term      Non-taxable
 Class     Income     Capital Gains   Capital Gains   Distributions
------- ------------ --------------- --------------- --------------
   A        $0.31         $  -            $  -            $  -
   B        $0.18         $  -            $  -            $  -
   C        $0.19         $  -            $  -            $  -
   Y        $0.37         $  -            $  -            $  -

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                     CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares at public offering price, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2006)
                                               Public
                               Net Asset      Offering
Period                        Value (NAV)    Price (POP)
 10 Years                       15.01%         14.34%
 5 Years                        19.97          18.56
 1 Year                         23.31          16.24

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer                     Wilshire
                Real Estate                Real Estate
                  Shares                 Securities Index
Jun-96             9,425                        10,000
                  12,892                        13,355
Jun-98            13,712                        14,223
                  12,329                        13,244
Jun-00            12,837                        13,834
                  15,368                        17,231
Jun-02            17,529                        19,603
                  17,973                        20,182
Jun-04            23,024                        26,073
                  30,969                        35,100
Jun-06            38,188                        42,769

--------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

     The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 invest ment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2006)
                                    If           If
Period                             Held       Redeemed
 10 Years                         14.11%        14.11%
 5 Years                          18.97         18.97
 1 Year                           22.17         18.17

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer                     Wilshire
                Real Estate                Real Estate
                  Shares                 Securities Index
Jun-96            10,000                        10,000
                  13,576                        13,355
Jun-98            14,334                        14,223
                  12,783                        13,244
Jun-00            13,222                        13,834
                  15,701                        17,231
Jun-02            17,764                        19,603
                  18,074                        20,182
Jun-04            22,967                        26,073
                  30,631                        35,100
Jun-06            37,421                        42,769

--------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

     All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

     The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2006)
                                    If           If
Period                             Held       Redeemed
 10 Years                         14.16%        14.16%
 5 Years                          19.05         19.05
 1 Year                           22.29         22.29

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer                     Wilshire
                Real Estate                Real Estate
                  Shares                 Securities Index
Jun-96            10,000                         10,000
                  13,582                         13,355
Jun-98            14,342                         14,223
                  12,778                         13,244
Jun-00            13,240                         13,834
                  15,713                         17,231
Jun-02            17,786                         19,603
                  18,110                         20,182
Jun-04            23,023                         26,073
                  30,732                         35,100
Jun-06            37,582                         42,769

--------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

     The Wilshire Real Estate Securities Index is a market capitalization-weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Real Estate Shares, compared to that of the Wilshire Real Estate Securities Index.

Average Annual Total Returns
(As of June 30, 2006)
                                    If           If
Period                             Held       Redeemed
 10 Years                         15.57%        15.57%
 5 Years                          20.62         20.62
 1 Year                           23.94         23.94

Value of $10,000 Investment

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  Pioneer                     Wilshire
                Real Estate                Real Estate
                  Shares                 Securities Index
Jun-96            10,000                        10,000
                  13,666                        13,355
Jun-98            14,544                        14,223
                  13,201                        13,244
Jun-00            13,846                        13,834
                  16,656                        17,231
Jun-02            19,089                        19,603
                  19,700                        20,182
Jun-04            25,381                        26,073
                  34,308                        35,100
Jun-06            42,521                        42,769

--------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to its inception would have been higher. Class A shares are used as a proxy through April 9, 1998. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

     The Wilshire Real Estate Securities Index is a market capitalization weighted measure of the performance of (equity and hybrid) REITs and real estate operating companies, and its returns are calculated monthly. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                          A              B              C              Y
--------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/06

Ending Account Value             $1,144.50      $1,139.00      $1,139.60      $1,147.00
On 6/30/06

Expenses Paid During Period*     $    7.13      $   12.20      $   11.51      $    4.58

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.30%, 2.17% and 0.86% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                          A              B              C              R
--------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/06

Ending Account Value             $1,018.15      $1,013.59      $1,014.03      $1,020.53
On 6/30/06

Expenses Paid During Period*     $    6.71      $   11.48      $   10.84      $    4.31

* Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.30%, 2.17% and 0.86% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

     Shares                                                            Value
               COMMON STOCKS - 97.5%
               Consumer Services - 3.9%
               Hotels, Resorts & Cruise Lines - 3.9%
    160,000    Hilton Hotels Corp.                              $  4,524,800
     64,000    Starwood Hotels & Resorts*                          3,861,760
                                                                ------------
                                                                $  8,386,560
                                                                ------------
               Total Consumer Services                          $  8,386,560
                                                                ------------
               Real Estate - 93.6%
               Real Estate Management & Development- 3.2%
    215,000    Brookfield Properties Corp. (b)                  $  6,916,550
                                                                ------------
               Real Estate Investment Trusts - 90.4%
     73,000    AMB Property Corp.                               $  3,690,150
     46,300    Apartment Investment & Management Co.               2,011,735
    153,000    Archstone Communities Trust                         7,783,110
     93,000    AvalonBay Communities, Inc.                        10,287,660
     54,700    BioMed Property Trust, Inc.                         1,637,718
    125,000    Boston Properties, Inc.                            11,300,000
    140,000    Brandywine Realty Trust                             4,503,800
     81,000    Camden Property Trust                               5,957,550
     14,500    Carramerica Realty Corp.                              645,975
     50,800    Corporate Office Properties (b)                     2,137,664
    140,000    Developers Diversifies Realty Corp.                 7,305,200
     58,000    Duke Realty Investments, Inc.                       2,038,700
     14,000    Equity Lifestyle Properties, Inc.                     613,620
     97,000    Equity Office Properties Trust (b)                  3,541,470
    219,000    Equity Residential Property Trust (b)               9,795,870
     82,000    Extra Space Storage, Inc.*                          1,331,680
     70,000    Federal Realty Investment Trust                     4,900,000
     33,500    First Potomac Realty Trust                            997,965
    128,000    General Growth Properties, Inc.                     5,767,680
     22,500    Healthcare Realty Trust, Inc.                         716,625
    112,500    Highwoods Properties, Inc.                          4,070,250
     26,800    Home Properties, Inc.*(b)                           1,487,668
     23,000    Hospitality Properties Trust                        1,010,160
    385,000    Host Hotels & Resorts, Inc.*(b)                     8,419,950
     50,000    iStar Financial, Inc.                               1,887,500

16   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                            Value
               Real Estate Investment Trusts - (continued)
     52,500    Kilroy Realty Corp.                              $  3,793,125
    105,100    Kimco Realty Corp.                                  3,835,099
     66,600    Kite Realty Group Trust                             1,038,294
    164,000    Liberty Property Trust (b)                          7,248,800
     24,500    Mack-Cali Realty Corp.                              1,125,040
     69,000    Nationwide Health Properties, Inc.*                 1,553,190
     68,000    Pan Pacific Retail Properties, Inc.                 4,717,160
    212,000    ProLogis Trust                                     11,049,440
     40,600    PS Business Parks, Inc.                             2,395,400
     86,100    Public Storage, Inc.                                6,534,990
     74,000    Regency Centers Corp.                               4,599,100
     29,000    Shurgard Storage Centers, Inc.                      1,812,500
    178,000    Simon DeBartolo Group, Inc.                        14,763,320
    109,000    Spirit Finance Corp.                                1,227,340
     41,000    Strategic Hotels & Resorts, Inc.*                     850,340
     95,500    Taubman Centers, Inc.                               3,905,950
     43,700    The Macerich Co.                                    3,067,740
    159,000    Trizec Properties, Inc.                             4,553,760
    100,000    United Dominion Realty Trust                        2,801,000
     32,000    U-Store-It Trust*                                     603,520
     75,000    Vornado Realty Trust                                7,316,250
                                                                ------------
                                                                $192,631,058
                                                                ------------
               Total Real Estate                                $199,547,608
                                                                ------------
               TOTAL COMMON STOCKS
               (Cost $125,944,172)                              $207,934,168
                                                                ------------
  Principal
     Amount
               TEMPORARY CASH INVESTMENTS - 17.5%
               Repurchase Agreement - 2.0%
 $ 4,200,000   UBS Warburg, Inc. 4.40%, dated 7/3/06,
                with a repurchase price of $4,200,000 plus
                accrued interest on 7/3/06 collateralized
                by $4,289,000 U.S. Treasury Note,
                5.125%, 6/30/08                                 $  4,200,000
                                                                ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited)                       (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                            Value
               Security Lending Collateral - 15.5%
$33,023,717    Securities Lending Investment Fund, 5.16%       $  33,023,717
                                                               -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $37,223,717)                              $  37,223,717
                                                               -------------
               TOTAL INVESTMENTS IN SECURITIES - 115.0%
               (Cost $163,167,889) (a)                         $ 245,157,885
                                                               -------------
               OTHER ASSETS AND LIABILITIES - (15.0)%          $ (32,000,675)
                                                               -------------
               TOTAL NET ASSETS - 100.0%                       $ 213,157,210
                                                               =============

*    Non-income producing security.

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $164,042,878 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
     excess of value over tax cost.                                             $ 81,217,835

     Aggregate gross unrealized loss for all investments in which there
     is an excess of tax cost over value.                                           (102,828)
                                                                                ------------
     Net unrealized gain                                                        $ 81,115,007
                                                                                ============

(b)  At June 30, 2006, the following securities were out on loan:

     Shares    Security                                 Value
    215,000    Brookfield Properties Corp.**         $  1,637,453
     50,800    Corporate Office Properties              2,116,287
     97,000    Equity Office Properties Trust           3,506,055
    219,000    Equity Residential Property Trust        9,318,959
     26,800    Home Properties, Inc.*                   1,472,792
    385,000    Host Hotels & Resorts, Inc.*             7,173,360
    164,000    Liberty Property Trust                   7,176,312
                                                     ------------
                 Total                               $ 32,401,218
                                                     ============

**   Pending sale at June 30, 2006

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2006 aggregated 24,598,968 and 23,236,558 respectively.

18   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $32,401,218) (cost $163,167,889)                          $245,157,885
  Receivables -
    Investment securities sold                                     551,381
    Fund shares sold                                               189,800
    Dividends, interest and foreign taxes withheld                 761,015
  Other                                                              8,398
                                                              ------------
     Total assets                                             $246,668,479
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $     49,081
    Fund shares repurchased                                        125,381
    Upon return of securities loaned                            33,023,717
  Due to bank                                                      174,793
  Due to affiliates                                                 48,585
  Accrued expenses                                                  89,712
                                                              ------------
     Total liabilities                                        $ 33,511,269
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $125,447,669
  Undistributed net investment income                              395,300
  Accumulated net realized gain on investments                   5,324,245
  Net unrealized gain on investments                            81,989,996
                                                              ------------
     Total net assets                                         $213,157,210
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $128,233,129/4,378,333 shares)            $      29.29
                                                              ============
  Class B (based on $29,463,516/1,015,290 shares)             $      29.02
                                                              ============
  Class C (based on $20,766,335/714,356 shares)               $      29.07
                                                              ============
  Class Y (based on $34,694,230/1,185,586 shares)             $      29.26
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($29.29 [divided by] 94.25%)                        $      31.08
                                                              ============

The accompanying notes are an integral part of these financial statements.   19

Pioneer Real Estate Shares

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12,203)     $3,499,544
  Interest                                                    101,424
  Income from securities loaned, net                           14,782
                                                           ----------
     Total investment income                                               $ 3,615,750
                                                                           -----------
EXPENSES:
  Management fees                                          $  811,011
  Transfer agent fees and expenses
    Class A                                                   141,929
    Class B                                                    66,488
    Class C                                                    32,122
    Class Y                                                       356
  Distribution fees
    Class A                                                   151,761
    Class B                                                   149,269
    Class C                                                   103,343
  Administrative reimbursements                                18,353
  Custodian fees                                                8,536
  Professional fees                                            15,537
  Printing expense                                              5,993
  Fees and expenses of nonaffiliated trustees                   4,189
  Miscellaneous                                                 3,998
                                                           ----------
     Total expenses                                                        $ 1,512,885
                                                                           -----------
     Net expenses                                                          $ 1,512,885
                                                                           -----------
       Net investment income                                               $ 2,102,865
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $ 6,199,547
  Change in net unrealized gain on investments                              18,396,687
                                                                           -----------
    Net gain investments                                                   $24,596,234
                                                                           -----------
    Net increase in net assets resulting from operations                   $26,699,099
                                                                           ===========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05, respectively

                                                           Six Months
                                                              Ended
                                                             6/30/06         Year Ended
                                                           (unaudited)        12/31/05
FROM OPERATIONS:
Net investment income                                    $   2,102,865     $   1,537,954
Net realized gain on investments                             6,199,547        12,370,248
Change in net unrealized gain on investments                18,396,687        10,168,193
                                                         -------------     -------------
    Net increase in net assets resulting from
     operations                                          $  26,699,099     $  24,076,395
                                                         -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.31 and $.24 per share, respectively)     $  (1,359,927)    $    (975,314)
    Class B ($0.18 and $.05 per share, respectively)          (189,586)          (63,873)
    Class C ($0.19 and $.07 per share, respectively)          (137,573)          (55,449)
    Class Y ($0.37 and $.34 per share, respectively)          (412,229)         (221,077)
Net realized gain:
    Class A ($0.00 and $1.84 per share, respectively)                -        (7,449,006)
    Class B ($0.00 and $1.84 per share, respectively)                -        (2,041,497)
    Class C ($0.00 and $1.84 per share, respectively)                -        (1,370,463)
    Class Y ($0.00 and $1.84 per share, respectively)                -        (1,643,093)
Tax return of capital:
    Class A ($0.00 and $0.14 per share, respectively)                -          (563,975)
    Class B ($0.00 and $0.09 per share, respectively)                -          (112,846)
    Class C ($0.00 and $0.10 per share, respectively)                -           (75,822)
    Class Y ($0.00 and $0.16 per share, respectively)                -          (106,067)
                                                         -------------     -------------
     Total distributions to shareowners                  $  (2,099,315)    $ (14,678,482)
                                                         -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  33,603,224     $  83,328,211
Reinvestment of distributions                                1,878,234        13,169,180
Cost of shares repurchased                                 (33,447,791)      (88,250,156)
                                                         -------------     -------------
    Net increase in net assets resulting from
     Fund share transactions                             $   2,033,667     $  13,247,235
                                                         -------------     -------------
    Net increase in net assets                           $  26,633,451     $  22,645,148
NET ASSETS:
Beginning of period                                        186,523,759       163,878,611
                                                         -------------     -------------
End of period (including undistributed net investment
  income of $395,300 and $391,750, respectively)         $ 213,157,210     $ 186,523,759
                                                         =============     =============

The accompanying notes are an integral part of these financial statements.   21

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                  '06 Shares     '06 Amount       '05 Shares      '05 Amount
                                 (unaudited)     (unaudited)
CLASS A
Shares sold                         748,896    $  21,164,104       1,869,739    $  46,078,540
Reinvestment of distributions        42,324        1,215,287         315,973        8,167,334
Less shares repurchased            (673,449)     (19,010,452)     (1,766,214)     (44,031,328)
                                   --------    -------------      ----------    -------------
    Net increase                    117,771    $   3,368,939         419,498    $  10,214,546
                                   ========    =============      ==========    =============
CLASS B
Shares sold                         141,209    $   3,947,858         643,409    $  15,526,329
Reinvestment of distributions         5,987          170,456          76,949        1,972,638
Less shares repurchased            (301,601)      (8,364,326)     (1,188,498)     (28,932,188)
                                   --------    -------------      ----------    -------------
    Net decrease                   (154,405)   $  (4,246,012)       (468,140)   $ (11,433,221)
                                   ========    =============      ==========    =============
CLASS C
Shares sold                         106,444    $   2,991,105         391,180    $   9,450,159
Reinvestment of distributions         3,968          112,942          48,255        1,240,675
Less shares repurchased            (168,131)      (4,728,092)       (516,443)     (12,730,754)
                                   --------    -------------      ----------    -------------
    Net decrease                    (57,719)   $  (1,624,045)        (77,008)   $  (2,039,920)
                                   ========    =============      ==========    =============
CLASS Y
Shares sold                         195,285    $   5,500,157         682,351    $  17,273,183
Reinvestment of distributions        13,247          379,549          68,990        1,788,533
Less shares repurchased             (48,119)      (1,344,921)       (100,628)      (2,555,886)
                                   --------    -------------      ----------    -------------
    Net increase                    160,413    $   4,534,785         650,713    $  16,505,830
                                   ========    =============      ==========    =============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  6/30/06      Year Ended
                                                                (unaudited)     12/31/05
CLASS A
Net asset value, beginning of period                             $  25.87       $  24.52
                                                                 --------       --------
Increase from investment operations:
 Net investment income                                           $   0.31       $   0.28
 Net realized and unrealized gain on investments                     3.42           3.29
                                                                 --------       --------
  Net increase from investment operations                        $   3.73       $   3.57
Distributions to shareowners:
 Net investment income                                              (0.31)         (0.24)
 Net realized gain                                                      -          (1.84)
 Tax return of capital                                                  -          (0.14)
                                                                 --------       --------
Net increase (decrease) in net asset value                       $   3.42       $   1.35
                                                                 --------       --------
Net asset value, end of period                                   $  29.29       $  25.87
                                                                 ========       ========
Total return*                                                       14.45%         14.79%
Ratio of net expenses to average net assets+                         1.34%**        1.50%
Ratio of net investment income to average net assets+                2.23%**        1.14%
Portfolio turnover rate                                                23%**          24%
Net assets, end of period (in thousands)                         $128,233       $110,217
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        1.34%**        1.50%
 Net investment income                                               2.23%**        1.14%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                        1.34%**        1.50%
 Net investment income                                               2.23%**        1.14%


                                                                Year Ended    Year Ended   Year Ended   Year Ended
                                                               12/31/04 (a)    12/31/03     12/31/02     12/31/01
CLASS A
Net asset value, beginning of period                             $ 19.55       $ 15.30      $ 15.38      $ 15.04
                                                                 -------       -------      -------      -------
Increase from investment operations:
 Net investment income                                           $  0.39       $  0.65      $  0.57      $  0.38
 Net realized and unrealized gain on investments                    6.31          4.33         0.00(b)      0.70
                                                                 -------       -------      -------      -------
  Net increase from investment operations                        $  6.70       $  4.98      $  0.57      $  1.08
Distributions to shareowners:
 Net investment income                                             (0.40)        (0.73)       (0.65)       (0.74)
 Net realized gain                                                 (1.33)            -            -            -
 Tax return of capital                                                 -             -            -            -
                                                                 -------       -------      -------      -------
Net increase (decrease) in net asset value                       $  4.97       $  4.25      $ (0.08)     $  0.34
                                                                 -------       -------      -------      -------
Net asset value, end of period                                   $ 24.52       $ 19.55      $ 15.30      $ 15.38
                                                                 =======       =======      =======      =======
Total return*                                                      35.26%        33.27%        3.58%        7.47%
Ratio of net expenses to average net assets+                        1.56%         1.68%        1.67%        1.58%
Ratio of net investment income to average net assets+               1.85%         3.81%        3.70%        4.31%
Portfolio turnover rate                                               34%           36%          39%          37%
Net assets, end of period (in thousands)                         $94,198       $61,455      $44,904      $39,263
Ratios with reductions for fees paid indirectly:
 Net expenses                                                       1.56%         1.68%        1.67%        1.58%
 Net investment income                                              1.85%         3.81%        3.70%        4.31%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       1.56%         1.68%        1.67%        1.57%
 Net investment income                                              1.85%         3.81%        3.70%        4.32%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 23

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/06     Year Ended
                                                                (unaudited)    12/31/05
CLASS B
Net asset value, beginning of period                             $ 25.64       $ 24.32
                                                                 -------       -------
Increase from investment operations:
 Net investment income                                           $  0.18       $  0.06
 Net realized and unrealized gain on investments                    3.38          3.24
                                                                 -------       -------
  Net increase from investment operations                        $  3.56       $  3.30
Distributions to shareowners:
 Net investment income                                             (0.18)        (0.05)
 Net realized gain                                                     -         (1.84)
 Tax return of capital                                                 -         (0.09)
                                                                 -------       -------
Net increase (decrease) in net asset value                       $  3.38       $  1.32
                                                                 -------       -------
Net asset value, end of period                                   $ 29.02       $ 25.64
                                                                 =======       =======
Total return*                                                      13.90%        13.72%
Ratio of net expenses to average net assets+                        2.30%**       2.42%
Ratio of net investment income to average net assets+               1.23%**       0.14%
Portfolio turnover rate                                               23%**         24%
Net assets, end of period (in thousands)                         $29,464       $29,992
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       2.30%**       2.42%
 Net investment income                                              1.23%**       0.14%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       2.30%**       2.42%
 Net investment income                                              1.23%**       0.14%


                                                                Year Ended    Year Ended   Year Ended   Year Ended
                                                               12/31/04 (a)    12/31/03     12/31/02     12/31/01
CLASS B
Net asset value, beginning of period                             $ 19.40       $ 15.17      $ 15.25      $ 14.94
                                                                 -------       -------      -------      -------
Increase from investment operations:
 Net investment income                                           $  0.19       $  0.51      $  0.43      $  0.54
 Net realized and unrealized gain on investments                    6.28          4.30         0.02         0.39
                                                                 -------       -------      -------      -------
  Net increase from investment operations                        $  6.47       $  4.81      $  0.45      $  0.93
Distributions to shareowners:
 Net investment income                                             (0.22)        (0.58)       (0.53)       (0.62)
 Net realized gain                                                 (1.33)            -            -            -
 Tax return of capital                                                 -             -            -            -
                                                                 -------       -------      -------      -------
Net increase (decrease) in net asset value                       $  4.92       $  4.23      $ (0.08)     $  0.31
                                                                 -------       -------      -------      -------
Net asset value, end of period                                   $ 24.32       $ 19.40      $ 15.17      $ 15.25
                                                                 =======       =======      =======      =======
Total return*                                                      34.20%        32.30%        2.84%        6.42%
Ratio of net expenses to average net assets+                        2.37%         2.50%        2.40%        2.36%
Ratio of net investment income to average net assets+               0.96%         2.98%        2.90%        3.50%
Portfolio turnover rate                                               34%           36%          39%          37%
Net assets, end of period (in thousands)                         $39,833       $37,325      $28,121      $30,699
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       2.37%         2.50%        2.40%        2.36%
 Net investment income                                              0.96%         2.98%        2.90%        3.50%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       2.37%         2.50%        2.40%        2.36%
 Net investment income                                              0.96%         2.98%        2.90%        3.50%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements. 24

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/06     Year Ended
                                                                (unaudited)    12/31/05
CLASS C
Net asset value, beginning of period                             $ 25.68       $ 24.35
                                                                 -------       -------
Increase from investment operations:
 Net investment income                                           $  0.20       $  0.08
 Net realized and unrealized gain on investments                    3.38          3.26
                                                                 -------       -------
  Net increase from investment operations                        $  3.58       $  3.34
Distributions to shareowners:
 Net investment income                                             (0.19)        (0.07)
 Net realized gain                                                     -         (1.84)
 Tax return of capital                                                 -         (0.10)
                                                                 -------       -------
Net increase (decrease) in net asset value                       $  3.39       $  1.33
                                                                 -------       -------
Net asset value, end of period                                   $ 29.07       $ 25.68
                                                                 =======       =======
Total return*                                                      13.96%        13.85%
Ratio of net expenses to average net assets+                        2.17%**       2.32%
Ratio of net investment income to average net assets+               1.37%**       0.27%
Portfolio turnover rate                                               23%**         24%
Net assets, end of period (in thousands)                         $20,766       $19,824
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       2.17%**       2.32%
 Net investment income                                              1.37%**       0.27%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       2.17%**       2.32%
 Net investment income                                              1.37%**       0.27%

                                                                Year Ended    Year Ended   Year Ended   Year Ended
                                                               12/31/04 (a)    12/31/03     12/31/02     12/31/01
CLASS C
Net asset value, beginning of period                             $ 19.42       $ 15.20      $ 15.28      $ 14.96
                                                                 -------       -------      -------      -------
Increase from investment operations:
 Net investment income                                           $  0.20       $  0.52      $  0.44      $  0.55
 Net realized and unrealized gain on investments                    6.29          4.31         0.00(b)      0.41
                                                                 -------       -------      -------      -------
  Net increase from investment operations                        $  6.49       $  4.83      $  0.44      $  0.96
Distributions to shareowners:
 Net investment income                                             (0.23)        (0.61)       (0.52)       (0.64)
 Net realized gain                                                 (1.33)            -            -            -
 Tax return of capital                                                 -             -            -            -
                                                                 -------       -------      -------      -------
Net increase (decrease) in net asset value                       $  4.93       $  4.22      $ (0.08)     $  0.32
                                                                 -------       -------      -------      -------
Net asset value, end of period                                   $ 24.35       $ 19.42      $ 15.20      $ 15.28
                                                                 =======       =======      =======      =======
Total return*                                                      34.27%        32.35%        2.79%        6.63%
Ratio of net expenses to average net assets+                        2.34%         2.39%        2.46%        2.28%
Ratio of net investment income to average net assets+               1.02%         3.20%        2.95%        3.57%
Portfolio turnover rate                                               34%           36%          39%          37%
Net assets, end of period (in thousands)                         $20,675       $14,686      $ 7,429      $ 6,136
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       2.34%         2.39%        2.46%        2.28%
 Net investment income                                              1.02%         3.20%        2.95%        3.57%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       2.34%         2.39%        2.46%        2.27%
 Net investment income                                              1.02%         3.20%        2.95%        3.58%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements   25

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                Six Months
                                                                   Ended
                                                                  6/30/06     Year Ended
                                                                (unaudited)    12/31/05
CLASS Y
Net asset value, beginning of period                             $ 25.84       $ 24.49
                                                                 -------       -------
Increase from investment operations:
 Net investment income                                           $  0.36       $  0.35
 Net realized and unrealized gain on investments                    3.43          3.34
                                                                 -------       -------
  Net increase from investment operations                        $  3.79       $  3.69
Distributions to shareowners:
 Net investment income                                             (0.37)        (0.34)
 Net realized gain                                                     -         (1.84)
 Tax return of capital                                                 -         (0.16)
                                                                 -------       -------
Net increase (decrease) in net asset value                       $  3.42       $  1.35
                                                                 -------       -------
Net asset value, end of period                                   $ 29.26       $ 25.84
                                                                 =======       =======
Total return*                                                      14.70%        15.36%
Ratio of net expenses to average net assets+                        0.86%**       1.00%
Ratio of net investment income to average net assets+               2.74%**       1.84%
Portfolio turnover rate                                               23%**         24%
Net assets, end of period (in thousands)                         $34,694       $26,490
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       0.86%**       1.00%
 Net investment income                                              2.74%**       1.84%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       0.86%**       1.00%
 Net investment income                                              2.74%**       1.84%

                                                                Year Ended    Year Ended   Year Ended   Year Ended
                                                               12/31/04 (a)    12/31/03     12/31/02     12/31/01
CLASS Y
Net asset value, beginning of period                             $ 19.53       $ 15.27      $ 15.35      $ 15.01
                                                                 -------       -------      -------      -------
Increase from investment operations:
 Net investment income                                           $  0.50       $  0.76      $  0.66      $  0.63
 Net realized and unrealized gain on investments                    6.31          4.33         0.00(b)      0.52
                                                                 -------       -------      -------      -------
  Net increase from investment operations                        $  6.81       $  5.09      $  0.66      $  1.15
Distributions to shareowners:
 Net investment income                                             (0.52)        (0.83)       (0.74)       (0.81)
 Net realized gain                                                 (1.33)            -            -            -
 Tax return of capital                                                 -             -            -            -
                                                                 -------       -------      -------      -------
Net increase (decrease) in net asset value                       $  4.96       $  4.26      $ (0.08)     $  0.34
                                                                 -------       -------      -------      -------
Net asset value, end of period                                   $ 24.49       $ 19.53      $ 15.27      $ 15.35
                                                                 =======       =======      =======      =======
Total return*                                                      35.97%        34.16%        4.21%        8.00%
Ratio of net expenses to average net assets+                        1.01%         1.05%        1.10%        1.12%
Ratio of net investment income to average net assets+               2.47%         4.47%        4.39%        4.36%
Portfolio turnover rate                                               34%           36%          39%          37%
Net assets, end of period (in thousands)                         $ 9,172       $ 4,984      $ 3,671      $ 2,349
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.01%         1.05%        1.10%        1.12%
 Net investment income                                              2.47%         4.47%        4.39%        4.36%
Ratios with waiver of management fees and reduction for fees paid indirectly:
 Net expenses                                                       1.01%         1.05%        1.10%        1.11%
 Net investment income                                              2.47%         4.47%        4.39%        4.37%

(a) Effective 5/31/04 AEW Management and Advisors, L.P. became sub-advisor to the Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
** Annualized
+ Ratio with no reduction for fees paid indirectly.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Real Estate Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults of their borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry.

A.  Security Valuation

    Security transactions are recorded on trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

-----------------------------------------------
                                    2005
-----------------------------------------------
  Distributions paid from:
  Ordinary income*             $ 1,758,621
  Long-term capital gain        12,061,151
                               -----------
                                13,819,772
  Return of capital                858,710
                               -----------
    Total                      $14,678,482
                               ===========
-----------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

------------------------------------------------
                                         2005
------------------------------------------------
  Undistributed Ordinary Income     $   391,750
  Unrealized appreciation            62,604,982
                                    -----------
    Total                           $62,996,732
                                    ===========
-----------------------------------------------

  The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C.  Fund Shares

    The Fund records sales and repurchases of its shares on trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). PFD earned $26,097 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2006.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Fund's average daily net assets. Effective May 31, 2004, AEW Management and Advisors LP (AEW) became subadvisor to the Fund. PIM pays a portion of the fee it receives from the Fund to AEW as compensation for sub-advisory services to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $4,389 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $41,968 in transfer agent fees payable to PIMSS at June 30, 2006.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

4. Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,228 in distribution fees payable to PFD at June 30, 2006.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended June 30, 2006, CDSCs in the amount of $27,636 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund along with certain other funds in the Pioneer Family of Funds (the Funds) collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely

Pioneer Real Estate Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

Pioneer Real Estate Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Osbert M. Hood, Executive
Mary K. Bush                          Vice President
Margaret B.W. Graham                 Vincent Nave, Treasurer
Osbert M. Hood                       Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Subadviser
AEW Capital Management, L.P.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                          1-800-225-6292

 FactFoneSM for automated fund yields, prices,
 account information and transactions                       1-800-225-4321

 Retirement plans information                               1-800-622-0176

 Telecommunications Device for the Deaf (TDD)               1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014

 Our toll-free fax                                          1-800-225-4240

 Our internet e-mail address            ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)

 Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.